DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate fair values of the partnership’s derivative financial instruments positions as at June 30, 2022 and December 31, 2021 were as follows:

	June 30, 2022		December 31, 2021
(US$ MILLIONS)	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign exchange contracts	$298	$191	$184	$129
Cross currency swaps	5	2	5	1
Interest rate derivatives	260	129	62	179
Equity derivatives	2	17	11	19
Commodities contracts	46	226	40	53
Total	$611	$565	$302	$381
Total current	$240	$356	$179	$160
Total non-current	$371	$209	$123	$221